COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (743)	$ (3,469)	$ (6,272)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,014	1,176	1,711
Expected credit loss	49	6	5
Share-based compensation expenses	102	753	1,137
Asset impairment loss	2,158	5,305
Changes in deferred taxes	(324)
Changes in operating assets and liabilities
Due from related parties		1,386	10,686
Deposits, prepayments and other current assets	(45)	125	15
Commission payable	(56)	489	(6,068)
Income tax payable	36		5
Lease liability	(1,024)	(955)	(1,590)
Other payables and accrued liabilities	18	(173)	264
Due to related parties	1,379	10,109
Net cash (used in)/ provided by operating activities	2,564	9,447	(107)
Cash flows from investing activity
Payment for intangible assets		(256)
Net cash used in investing activity		(256)
Cash flows from financing activities
Net (decrease)/increase in cash, cash equivalents	2,564	9,191	(107)
Cash and cash equivalents at beginning of the year	12,620	3,429	3,536
Cash and cash equivalents at end of the year	15,184	12,620	$ 3,429
Supplemental disclosure of cash flow information
Income taxes paid	$ 192	3
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for operating lease obligations		$ 2,916